Subsequent Events (Details)	1 Months Ended
	Jan. 31, 2021 USD ($) ft² property Options	Mar. 31, 2021 USD ($)	Feb. 18, 2021	Dec. 31, 2020 USD ($)
Subsequent Event [Line Items]
Committed Principal Amount		$ 148,652,000		$ 92,863,000
Mortgages And Related Assets
Subsequent Event [Line Items]
Percentage of loan guaranteed			25.00%
Debt Instrument, Loan Percentage Guaranteed In Event Of Certain Bad Acts			100.00%
Subsequent Event | Mortgages And Related Assets
Subsequent Event [Line Items]
Percentage of loan guaranteed			25.00%
Debt Instrument, Loan Percentage Guaranteed In Event Of Certain Bad Acts			100.00%
Subsequent Event | Mortgages And Related Assets | UBS AG
Subsequent Event [Line Items]
Minimum percentage of margin to advance			75.00%
Miami, Florida | Office | Mortgage bridge loan | Subsequent Event
Subsequent Event [Line Items]
Committed Principal Amount	$ 10,900,000
Area of building | ft²	83,000
Initial term	2 years
Number of extension options | Options	2
Extension term	1 year
Miami, Florida | Office | Mortgage bridge loan | Subsequent Event | LIBOR
Subsequent Event [Line Items]
Basis spread on variable rate	4.50%
Cleveland and Olmsted Falls, Ohio | Manufactured housing communities | Mortgage bridge loan | Subsequent Event
Subsequent Event [Line Items]
Committed Principal Amount	$ 54,575,000
Number of manufactured housing communities | property	2
Number of home sites | property	1,200
Initial term	3 years
Number of extension options | Options	2
Extension term	1 year
Cleveland and Olmsted Falls, Ohio | Manufactured housing communities | Mortgage bridge loan | Subsequent Event | Initial Funding
Subsequent Event [Line Items]
Committed Principal Amount	$ 44,615,000
Cleveland and Olmsted Falls, Ohio | Manufactured housing communities | Mortgage bridge loan | Subsequent Event | Future Funding Allowance
Subsequent Event [Line Items]
Committed Principal Amount	$ 9,960,000
Cleveland and Olmsted Falls, Ohio | Manufactured housing communities | Mortgage bridge loan | Subsequent Event | LIBOR
Subsequent Event [Line Items]
Basis spread on variable rate	4.00%